Segments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016	Dec. 31, 2016 DWT	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of Reportable Segments		2		3
DWT		159,500	456,000
Gain (Loss) on Contract Termination | $	$ (10,000)			$ 0	$ 0
Kamsarmax pool [Member]
Gain (Loss) on Contract Termination | $	(2,500)
Capesize pool [Member]
Gain (Loss) on Contract Termination | $	$ 0
Kamsarmax
DWT			328,000
Kamsarmax | Kamsarmax pool [Member] | Minimum
DWT			77,500
Kamsarmax | Kamsarmax pool [Member] | Maximum
DWT			98,700
Ultramax Vessels [Member]
DWT			128,000
Ultramax Vessels [Member] | Ultramax pool [Member] | Minimum
DWT			60,200
Ultramax Vessels [Member] | Ultramax pool [Member] | Maximum
DWT			64,000
Capesize | Capesize pool [Member]
DWT			180,000